LOANS - Defaulted restructured loans (Detail 5) (Loans Receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	3
Recorded Balance	$ 781
Commercial | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1
Recorded Balance	320
Retail | Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1
Recorded Balance	20
Retail | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1
Recorded Balance	$ 441